Net Loss Per Share - Summary of Diluted Net Loss Per Share for the Periods Presented Due To Their Anti-Dilutive Effect (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	8,568,375	3,550,141
Equity awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	4,839,554	3,536,780
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,728,821	13,361